WEBSITE DEVELOPMENT COSTS (Tables)	12 Months Ended
Sep. 30, 2013
Website Development Costs Tables
Summary of intangible assets

The following table summarizes the Company’s intangible assets at September 30, 2013 and 2012:

	September 30,
	2013	2012
Website development costs	517,766	507,216
Trademarks	10,560	2,430
	528,326	509,646
Less: Accumulated amortization	(176,180)	(4,632)
Total intangibles, net	352,146	505,014

Estimate of future amortization expense	The Company’s estimate of future amortization expense is detailed in the table below:
Year Ending September 30,
2014	171,524
2015	170,062